LOANS PAYABLE (Details Narrative) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Loans Payable [Line Items]
Accounts payable and accrued liabilities	$ 1,490,753	$ 4,367,381
Third Party [Member]
Loans Payable [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities		2,192
Credit Facility [Member]
Loans Payable [Line Items]
Percentage of interest rate	14.40%
Accounts payable and accrued liabilities	$ 7,062	$ 289,282